................................
                                                .        OMB APPROVAL          .
                                                ................................
                                                .OMB Number:          3235-0006.
                                                .Expires:      October 31, 2003.
                                                .Estimated average             .
                                                .   burden hours per           .
                                                .   response:..............23.5.
                                                ................................



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
       This Amendment (Check only one.):   [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Soros Fund Management LLC
Address:      888 Seventh Avenue
              New York, New York  10106

Form 13F File Number:  028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard D. Holahan, Jr.
Title:        Assistant General Counsel
Phone:        212-397-5516

Signature, Place, and Date of Signing:


/s/ Richard D. Holahan, Jr.           New York, New York          May 14, 2003
-----------------------------         ------------------          ------------
[Signature]                           [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                              1
                                                        ----------

Form 13F Information Table Entry Total:                       134
                                                        ----------

Form 13F Information Table Value Total:                 $1,983,899
                                                        ----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         1.       028 - 10418               George Soros

                                                     Soros Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003
Page 3 of 8

                                                                               Investment
                                                                               Discretion                        Voting Authority
                                                 Fair       Shares or
                       Title      Cusip      Market Value   Principal         Shared   Shared-     Other
                       of         -----     -------------   ---------         ------   -------     -----
Issuer                 Class      Number    (in thousands)    Amount    Sole  Instr.V   Other     Managers**  Sole  Shared   None
-----                  -----      ------    --------------  ---------   ----  -------  -------    --------    ----  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
AMR CORP               COM        001765106 $     1,365        650,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC    COM        00184A105 $     2,172        200,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
APEX SILVER
MINES LTD              ORD        G04074103 $    45,628      3,405,071    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ATMI INC               SUB NT
                       CV5.25%06  00207RAC5 $     3,626      3,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE
COMMUNICATIONS         COM        00754A105 $     1,561        103,100                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL
OPTICS INC             COM        00763M108 $     7,064        525,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC          SB NT CV
                       6.5%09     00845VAA8 $     3,820      4,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES   SR CONV
INC                    DEB 21     00846UAB7 $     5,490      6,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS
INC                    COM        019777101 $    10,000      2,500,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL          SPON ADR
S A DE C V             L SHS      02364W105 $    19,186      1,435,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN EAGLE
OUTFITTERS NEW         COM        02553E106 $     3,108        214,030                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
AMERIPATH INC          COM        03071D109 $       355         16,737    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC             COM        03674B104 $    33,656        508,021                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
APACHE CORP            COM        037411105 $    35,292        571,630                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
AREL COMMUNICATIONS
& SOFTWARE             COM        M14925107 $       195        722,500    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP INC        COM        04269Q100 $       278         75,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ARROW ELECTRS INC      COM        042735100 $     6,265        426,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC       COM        043353101 $     2,099        150,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ASPECT TELECOMMUNI-    SB DB CV
CATIONS CORP           ZERO 18    045237AE4 $     1,006      2,500,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
AVAX TECHNOLOGIES      COM PAR
INC                    $0.004     053495305 $        11         91,362                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
AVAYA INC              LYON
                       10/31/21   053499AA7 $     3,308      7,250,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
AVNET INC              COM        053807103 $     5,545        529,100                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA
INC                    COM        054923107 $    25,900      2,500,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC            SB NT
                       CV4%06     073325AD4 $     4,600      5,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC           SR DEB CV
                       .684%21    086516AD3 $     5,632      8,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC            COM        096227103 $     4,335      5,287,082    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS
SQUIBB CO              COM        110122108 $     1,838         87,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------

                                                     Soros Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003
Page 4 of 8

                                                                               Investment
                                                                               Discretion                        Voting Authority
                                                 Fair       Shares or
                       Title      Cusip      Market Value   Principal         Shared   Shared-     Other
                       of         -----     -------------   ---------         ------   -------     -----
Issuer                 Class      Number    (in thousands)    Amount    Sole  Instr.V   Other     Managers**  Sole  Shared   None
-----                  -----      ------    --------------  ---------   ----  -------  -------    --------    ----  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES
CORP                   COM        112723101 $    10,845        819,100                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
SANTA FE CP            COM        12189T104 $    65,517      2,631,200    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
SANTA FE CP            COM        12189T104 $       505         20,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
CSX CORP               COM        126408103 $    14,830        520,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
CHARLOTTE RUSSE
HLDG INC               COM        161048103 $       240         29,700                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL
COMMUNICATIONS         COM        184502102 $    13,568        400,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
COLLAGENEX
PHARMACEUTICALS INC    COM        19419B100 $     8,550      1,000,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
COCA-COLA FEMSA        SPON ADR
S A DE C V             REP L      191241108 $     6,244        364,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
CNH GLOBAL NV          SHS NEW    N20935206 $    11,120      7,128,200    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW       CL A SPL   20030N200 $     1,429         52,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC          COM        203372107 $       153         20,400                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO      SPONSORED
RIO DOCE               ADR        204412209 $    13,475        500,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
CONTINUCARE CORP       COM        212172100 $       788      2,250,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI-
CONDUCTOR CORP         COM        232806109 $     3,974        576,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI-          SUB NT CV
CONDUCTOR CORP         4%05       232806AE9 $       900      1,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
DELPHI CORP            COM        247126105 $       398         58,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC
DEL                    COM        247361108 $     3,560        400,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
DELTIC TIMBER CORP     COM        247850100 $     2,732        114,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
DOLE FOOD INC          COM        256605106 $     1,674         50,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET
CORP DEL NEW           COM        26483E100 $    35,653        932,100    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICA-    SB NT CV
TIONS NEW              4.875%07   278762AD1 $     1,938      2,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICA-    SUB NT CV
TIONS NEW              5.75%08    278762AG4 $     8,160      8,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC         COM        29355X107 $     2,493        626,480                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------

                                                     Soros Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003
Page 5 of 8

                                                                                Investment
                                                                                Discretion                       Voting Authority
                                                 Fair       Shares or
                       Title      Cusip      Market Value   Principal         Shared   Shared-     Other
                       of         -----     -------------   ---------         ------   -------     -----
Issuer                 Class      Number    (in thousands)    Amount    Sole  Instr.V   Other     Managers**  Sole  Shared   None
-----                  -----      ------    --------------  ---------   ----  -------  -------    --------    ----  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC            CL A       302125109 $     3,978         77,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP       COM        30231G102 $    36,698      1,050,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP             COM        31428X106 $     3,012         54,700                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP       COM        337932107 $     8,628        273,900                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO      SPON ADR
MEXICANO SA            UNITS      344419106 $    15,837        476,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL            SR NT CV
                       5.75%09    364760AJ7 $    12,275     10,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA PAC CORP       COM        373298108 $    55,236      3,973,800    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL
CORP DEL               COM        381317106 $    17,932        249,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP          COM        382388106 $     9,630        684,900                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES
CHEM CORP              COM        390568103 $       431         19,400                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
HARRIS CORP DEL        COM        413875105 $    13,885        500,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO     COM        428236103 $    17,105      1,100,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP     COM        432848109 $     6,921        596,100                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC         COM        437076102 $    31,668      1,300,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC     COM        438516106 $    30,545      1,430,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
INSIGNIA FINL GROUP
INC NEW                COM        45767A105 $       137         12,500    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES
HLDGS CP               COM NEW    457985208 $    60,504      2,630,625    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE
TECHNOLOGY             COM        458118106 $     3,353        422,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME
TECHNOLOGY             COM        459902102 $    12,007        146,600                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
RECTIFIER CORP         COM        460254105 $    34,328      1,745,200    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS
PHARMACEUTICALS        COM        46116T506 $       368      1,750,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS
CORPORATION            COM        477143101 $   264,246      9,536,138    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC       COM        478366107 $     8,207        113,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
JOS A BANK CLOTHIERS
INC                    COM        480838101 $    14,259        583,901    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP          COM        501940100 $     9,807        291,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP         SB NT CV
                       4.25%04    502161AD4 $    24,449     24,884,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER
HLDGS                  COM NEW    50540R409 $     8,427        284,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------

                                                     Soros Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003
Page 6 of 8

                                                                                Investment
                                                                                Discretion                       Voting Authority
                                                 Fair       Shares or
                       Title      Cusip      Market Value   Principal         Shared   Shared-     Other
                       of         -----     -------------   ---------         ------   -------     -----
Issuer                 Class      Number    (in thousands)    Amount    Sole  Instr.V   Other     Managers**  Sole  Shared   None
-----                  -----      ------    --------------  ---------   ----  -------  -------    --------    ----  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP      SUB NT CV
                       4%06       512807AE8 $     9,025     10,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
LANOPTICS LTD          ORD        M6706C103 $     2,915        636,485                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
LATTICE SEMICONDUCTOR  SUB NT CV
CORP                   4.75%06    518415AC8 $     1,411      1,530,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
LEAR CORP              COM        521865105 $       824         23,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP            CL A       526057104 $     3,524         65,800                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIBORNE INC      COM        539320101 $    17,433        563,800                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PAC CORP     COM        546347105 $     9,825      1,239,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP      COM        565849106 $    15,581        650,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
MBNA CORP              COM        55262L100 $    33,110      2,200,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL
CORPORATION            COM        58047P107 $    19,887      1,990,666    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE             COM        552953101 $     8,927        305,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC         CL A       559222401 $    16,777        320,900                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
MANDALAY RESORT GROUP  COM        562567107 $    32,320      1,172,700                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP         COM        580135101 $       145         10,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
METLIFE INC            COM        59156R108 $     4,303        163,100                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
MICROSTRATEGY INC      SUB NT CV
                       7.5%07     594972AA9 $        26         42,700    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL            COM        62940M104 $       501         56,459    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR          UNIT
                       SER 1      631100104 $       505         20,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP            COM        67066G104 $    16,486      1,280,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL   COM        67481E106 $     2,046        102,300    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC         SB NT CV
                       3.75%06    69344FAB2 $       850      1,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PENN TRAFFIC CO NEW    COM NEW    707832200 $    11,177      9,013,981    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PFIZER INC             COM        717081103 $    46,740      1,500,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP         COM        71713U102 $   170,026      3,926,700    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP      COM        717265102 $   100,623      3,098,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC         SUB NT
                       CONV 6%04  719405AA0 $     7,900      8,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC   COM        73755L107 $     9,270        150,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PRAECIS PHARMA-
CEUTICALS INC          COM        739421105 $     4,782       1,195,414   X                          1          X
---------------------------------------------------------------------------------------------------------------------------------

                                                     Soros Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003
Page 7 of 8

                                                                                Investment
                                                                                Discretion                       Voting Authority
                                                  Fair       Shares or
                       Title      Cusip       Market Value   Principal         Shared   Shared-    Other
                       of         ------     -------------   ---------         ------   -------    -----
Issuer                 Class      Number     (in thousands)    Amount    Sole  Instr.V   Other    Managers**  Sole  Shared   None
-----                  -----      -----      --------------  ---------   ----  -------  -------   --------    ----  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES
INC                    COM        742674104 $       566         42,500    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
PURADYN FILTER
TECHNOLOGIES INC       COM        746091107 $     9,826      4,570,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC        COM        74762E102 $     1,482        463,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS INC  COM        74834L100 $    17,495        293,100                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP     COM NEW    74955W307 $    38,584      1,300,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
ROXIO INC              COM        780008108 $     1,095        176,600                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC         COM        820280105 $     5,645        561,700                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
SHERWIN WILLIAMS CO    COM        824348106 $     1,131         42,800                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
SKYWEST INC            COM        830879102 $     1,248        120,800                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP         SR LYON
                       ZER  20    834182AK3 $       358        578,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
STANCORP FINL GROUP
INC                    COM        852891100 $    15,063        292,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
STEWART ENTERPRISES
INC                    CL A       860370105 $     1,692        626,800                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC      COM        867229106 $    15,400        881,500    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW        COM        872540109 $    12,320        700,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC       COM        876664103 $       485         28,500    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO    SPON ADR
S A                    ORD L      879403780 $    17,410        585,800                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE CORP  COM        88033G100 $     4,484        268,500                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
TRANSACTION SYS
ARCHITECTS             CL A       893416107 $     4,455        750,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW      LYON
                       ZERO 20    902124AC0 $     3,000      4,000,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
VALENTIS INC           COM NEW    91913E302 $     5,618      1,404,529                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
VIACOM INC             CL B       925524308 $    42,911      1,175,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
VIROPHARMA INC         COM        928241108 $     1,084        473,149    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP           COM        92839U107 $       185         31,200                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC     COM        939322103 $    56,541      1,603,100    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH
NETWORK NEW            COM        94973H108 $    17,215        224,300                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
WESTWOOD ONE INC       COM        961815107 $     1,406         45,000                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
WET SEAL INC           CL A       961840105 $     1,369        187,530                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC        COM        98389B100 $     1,249         97,500                    X          1                  X
---------------------------------------------------------------------------------------------------------------------------------
YELLOW CORP            COM        985509108 $    11,689        485,000    X                          1          X
---------------------------------------------------------------------------------------------------------------------------------
                                            $ 1,983,899

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:

      028-10391                             Acharne Global LLC
      028-06437                             Atlantic Investment Management, Inc.
      028-05875                             Blavin & Company, Inc.
      028-05444                             Brahman Capital Corp.
      028-05227                             JL Advisors L.L.C.
      028-06301                             Origin Capital Management LLC
      028-04503                             Ridgecrest Investment Management LLC
      028-06099                             Seminole Management Company, Inc.
      028-05367                             Sirios Capital, L.L.C.
      028-04945                             Wyper Partners LLC

** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC have investment discretion or voting authority over such securities.